Impairment review (Tables)	6 Months Ended
Sep. 30, 2018
Impairment review
Schedule of assumptions used in valuation of impairment loss

The table below shows key assumptions used in the value in use calculations at 30 September 2018:

	Assumptions used in value in use calculation
	Germany	Spain	Italy	Romania	Vodafone Idea
	%	%	%	%	%
Pre-tax risk adjusted discount rate	8.1	9.5	10.2	10.2	0
Long-term growth rate	0.5	0.5	1.0	1.0	0
Projected adjusted EBITDA[1]	3.0	2.6	(2.2)	1.9	0
Projected capital expenditure[2]	16.5-18.8	16.7-19.1	11.9-13.3	12.0-14.6	0

Sensitivity analysis

The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an impairment loss being recognised for the six months ended 30 September 2018:

	Change required for carrying value to equal recoverable amount
	Germany	Italy	Vodafone Idea
	pps	pps	%
Pre-tax risk adjusted discount rate	2.3	2.6	0
Long-term growth rate	(2.5)	(2.7)	0
Projected adjusted EBITDA[1]	(5.7)	(4.7)	0
Projected capital expenditure[2]	19.2	12.2	0

The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an (increase)/decrease to the aggregate impairment loss recognised in the six months ended 30 September 2018.

	Spain		Romania
	Increase by 2pps	Decrease by 2pps	Increase by 2pps	Decrease by 2pps
	€bn	€bn	€bn	€bn

Pre-tax risk adjusted discount rate	(1.6)	2.5	(0.2)	0.3
Long-term growth rate	(1.3)	2.0	(0.1)	0.2
Projected adjusted EBITDA[1]	0.9	(0.8)	0.1	(0.1)
Projected capital expenditure[2]	(0.4)	0.4	(0.1)	0.1

The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the six months ended 30 September 2018.

	Change required for carrying value to equal the recoverable amount
	UK	Ireland	Portugal	Czech Republic
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.2	0.1	1.5	2.8
Long-term growth rate	(0.3)	(0.1)	(1.5)	(3.4)
Projected adjusted EBITDA[1]	(0.6)	(0.2)	(3.3)	(5.8)
Projected capital expenditure[2]	1.5	0.6	9.1	16.2

Notes:

1.   Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years of the plans used for impairment testing.

2.   Projected capital expenditure, which excludes licences and spectrum, is expressed as the range of capital expenditure as a percentage of revenue in the initial five years for all cash generating units of the plans used for impairment testing.